Vanguard Variable Annuity

Supplement dated January 27, 2016

to the Prospectus dated May 1, 2015

Issued through TFLIC Separate Account B

By Transamerica Financial Life Insurance Company

The following hereby replaces the Investment Options chart in the Vanguard Variable Annuity prospectus.

PORTFOLIO AND MANAGEMENT	INVESTMENT OBJECTIVE
Money Market Portfolio	seeks to provide current income while maintaining liquidity and a stable share price of $1.

Manager: The Vanguard Group, Inc., through its Fixed Income Group

Short-Term Investment-Grade Portfolio	seeks to provide current income while maintaining limited price volatility.

Manager: The Vanguard Group, Inc., through its Fixed Income Group

Total Bond Market Index Portfolio	seeks to track the performance of a broad, market-weighted bond index.

Manager: The Vanguard Group, Inc., through its Fixed Income Group

High Yield Bond Portfolio	seeks to provide a high level of current income.

Manager: Wellington Management Company, LLP

Conservative Allocation Portfolio	seeks to provide current income and low to moderate capital appreciation.

Manager: The Vanguard Group, Inc.(1)

Moderate Allocation Portfolio	seeks to provide capital appreciation and a low to moderate level of current income.

Manager: The Vanguard Group, Inc.(1)

Balanced Portfolio	seeks to provide long-term capital appreciation and reasonable current income.

Manager: Wellington Management Company, LLP

Equity Income Portfolio	seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Manager: Wellington Management Company, LLP and The Vanguard Group, Inc.

Diversified Value Portfolio	seeks to provide long-term capital appreciation and income.

Manager: Barrow, Hanley, Mewhinney & Strauss, LLC.

Total Stock Market Index Portfolio	seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

Manager: The Vanguard Group, Inc.(2)

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PORTFOLIO AND MANAGEMENT	INVESTMENT OBJECTIVE
Equity Index Portfolio	seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Manager: The Vanguard Group, Inc., through its Equity Investment Group

Mid-Cap Index Portfolio	seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Manager: The Vanguard Group, Inc., through its Equity Investment Group

Growth Portfolio	seeks to provide long-term capital appreciation.

Manager: Jackson Square Partners, LLC, Wellington Management Company, LLP, and William Blair & Company, L.L.C.

Capital Growth Portfolio	seeks to provide long-term capital appreciation.

Manager: PRIMECAP Management Company

Small Company Growth Portfolio	seeks to provide long-term capital appreciation.

Manager: Granahan Investment Management, Inc., The Vanguard Group, Inc. and Arrowpoint Asset Management, LLC (Arrowpoint Partners)

International Portfolio	seeks to provide long-term capital appreciation.

Manager: Baillie Gifford Overseas Ltd, M&G Investment Management Limited, and Schroder Investment Management North America Inc.

REIT Index Portfolio	seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.

Manager: The Vanguard Group, Inc., through its Equity Investment Group

[1]	The Conservative Allocation Portfolio and Moderate Allocation Portfolio each receive advisory services indirectly by investing in the Total Bond Market Index Portfolio, Equity Index Portfolio, Extended Market Index Fund, Total International Stock Index Fund, and Total International Bond Index Fund.
[2]	The Total Stock Market Index Portfolio receives advisory services indirectly by investing in the Equity Index Portfolio and Extended Market Index Fund.

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